SEMI ANNUAL REPORT
MUTUAL DISCOVERY FUND



June 30, 1999


Mutual Discovery Fund


[LOGO]
FRANKLIN(R) TEMPLETON(R)


PAGE


Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.


[PHOTO OF PETER A. LANGERMAN]

PETER A. LANGERMAN
Chief Executive Officer
Franklin Mutual Advisers, Inc.



[PHOTO OF ROBERT L. FRIEDMAN]

ROBERT L. FRIEDMAN
Chief Investment Officer
Franklin Mutual Advisers, Inc.


PAGE


SHAREHOLDER LETTER


Dear Shareholders:

We are pleased to bring you this semiannual report of the Mutual Discovery Fund for the six months ended June 30, 1999, during which the fund's Class Z shares appreciated 15.19%. And we are also pleased to report that all of our Mutual Series funds delivered results for the period under review that compared very favorably to commonly cited indexes.

Throughout the first few months of 1999, conventional wisdom still largely favored growth investors versus value investors such as ourselves. Stocks of companies with the biggest capitalizations and ".com" stocks seemed to go up largely without regard to fundamental valuations. One only had to listen to tales from the growing legion of day traders to be convinced that a so-called "new paradigm" had taken hold. However, beginning in April, internet stocks lost a bit of their luster, some large-cap growth names sputtered, and media pundits (who love to perceive new trends) began to declare that value was back in vogue. We even received a number of calls from reporters asking whether we felt vindicated about the market's "return to value."

As you know, we have never been slaves to conventional wisdom, nor wavered in our belief that fundamental



CONTENTS


Shareholder Letter ............................      1
Fund Report ...................................      4
Performance Summary ...........................      9
Financial Highlights &
Statement of Investments ......................     11
Financial Statements ..........................     25
Notes to Financial Statements .................     29


[FUND CATEGORY GRAPHIC]


PAGE


Although pure theme or momentum investing may work in the short term, it is not, in our opinion, sustainable over the long term.


research, solid underlying valuations, and good stock picking always have and always will make a real difference. Although pure theme or momentum investing may work in the short term, it is not, in our opinion, sustainable over the long term. Our value investing philosophy embodies this approach, and we believe that we will make money for our shareholders over time by sticking to our discipline, whether value investing is "in" or "out." We need, of course, to be mindful of changes in society and of how business valuations change, but the biggest mistake we could make would be to try to follow the latest investment fad. We always try to buy stocks that others have given up on because of a short-term problem that masks fundamental strengths or just because the stocks "aren't moving."

One outgrowth of investors' increasing accessibility to information and their ability to react to such information has been greater market volatility, at least in the short term. We like market volatility, although not in our performance, because it creates opportunity for contrarian investors like us to capitalize on someone else's overreaction, and it often works to our advantage.

Our performance this year does not merely reflect value's being back in style. In fact, markets may be only at the early stages of a rebalancing in favor of value and the medium- or smaller-cap companies. You may recall that late last year we appointed specific portfolio managers for each of our funds, to improve the day-to-day implementation of our investing philosophy. The revised portfolio management structure is working very well. Driven by an intensive focus on bottom-up stock picking, our portfolio managers and research team are responsible for the fund's strong performance record during the period under review.


2

PAGE


In June, Mutual Shares, our oldest fund, celebrated its 50th anniversary, and our underlying investment discipline for all our funds remains the same as always - buy stocks at discounts to asset value in order to produce steady, absolute returns over long periods with minimal risk and volatility. Through strong as well as rocky markets, we pay attention to the fundamentals because that is what matters. This gives us the conviction to buy the stocks that we believe have value even when conventional wisdom may say otherwise.

On the following pages, you'll find a report from Mutual Discovery Fund's portfolio managers, with specific comments about portfolio developments this year. We welcome your comments, either through regular mail or by email at mutualseries@frk.com.

Sincerely,



/s/PETER A. LANGERMAN
------------------------------
Peter A. Langerman
Chief Executive Officer
Franklin Mutual Advisers, Inc.




/s/ROBERT L. FRIEDMAN
------------------------------
Robert L. Friedman
Chief Investment Officer
Franklin Mutual Advisers, Inc.


Through strong as well as rocky markets, we pay attention to the fundamentals because that is what matters.


                                                                               3
PAGE


[PIE CHART]

[THIS CHART SHOWS IN PIE FORMAT THE U.S. EXPOSURE OF MUTUAL DISCOVERY FUND, BASED ON TOTAL NET ASSETS AS OF 6/30/99]

U.S. EXPOSURE
Based on Total Net Assets
6/30/99


United States       48.1%
Other Countries     51.9%



FUND REPORT

--------------------------------------------------------------------------------
YOUR FUND'S GOAL: MUTUAL DISCOVERY FUND SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN COMMON AND PREFERRED STOCKS, BONDS, AND SECURITIES OF SMALLER CAPITALIZATION COMPANIES. THE FUND MAY INVEST 50% OR MORE OF ITS ASSETS IN FOREIGN SECURITIES.
--------------------------------------------------------------------------------

During the six-month period ended June 30, 1999, Mutual Discovery Fund's Class Z shares produced a 15.19% cumulative total return, as shown in the Performance Summary on page 10. The Morgan Stanley Capital International(R) (MSCI) Europe Index posted a - 2.27% return, while the Standard & Poor's(R) 500 Composite Index and Russell 2000 Index returned 12.38% and 9.28%, respectively, during the same period. Since the U.S. dollar strengthened considerably against most European currencies in 1999, the fund's practice of hedging foreign currency exposure helped its performance relative to the MSCI Europe Index.

Adhering to our disciplined approach of searching the world for cheap stocks enabled us to identify a number of situations that produced substantial gains during the reporting period. These included stocks of the following companies, in which the fund had a sizeable investment.

Invensys PLC, a world leader in automation and controls, is the result of the merger between BTR PLC and Siebe PLC, two United Kingdom engineering firms. After the announcement of the merger in late 1998, we were surprised to see both stocks

You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 15 of this report.


4

PAGE

decline in value when the combination created a world leader that offered restructuring, a clean balance sheet, potential for cost cutting and share buyback, and significant potential for asset sales - all at a bargain price. The market's misunderstanding proved to be our opportunity, as the stock appreciated about 50% during the reporting period. We believe it continues to offer a compelling valuation.

Pathe SA is a French media conglomerate whose assets include movie production, an extensive film library, and a significant stake in BSkyB, a large U.K. broadcasting group. The stock was trading at a discount of over 50% to its net asset value when we purchased it in May. Within a month, Vivendi, a large, French utility/media conglomerate, offered to buy Pathe SA, and the stock returned nearly 40%.

At the beginning of 1999, we owned stock in Telecom Italia SpA, di Risp, because we felt it was one of the cheapest telecom companies in the world, with enormous potential for restructuring. Eventually others figured this out. During the first half of 1999, the company was the subject of one of the largest hostile takeover attempts ever undertaken, and its stock appreciated more than 20% during that time.

In the U.S., one of the undervalued asset plays we favored was Bank One Corp., which owns First USA, an outstanding credit card and consumer banking business which we believe is not fully reflected in the company's share price. Other examples include Lockheed Martin Corp., the nation's largest defense company, which generates substantial free cash flow, and Washington Post Co., a well-respected media firm with attractive, and we believe underappreciated, cable assets.


  TOP 10 HOLDINGS
  6/30/99

[THIS CHART LISTS THE TOP 0 HOLDINGS, INCLUDING INDUSTRY AND COUNTRY, OF MUTUAL DISCOVERY FUND, BASED ON TOTAL NET ASSETS AS OF 6/30/99]

  COMPANY,                                      % OF TOTAL
  INDUSTRY, COUNTRY                             NET ASSETS
-------------------------------------------------------------
Investor AB, A&B,
Multi-Industry, Sweden                             2.8%

Compagnie Financiere Richemont AG,
Br., A, Multi-Industry, Switzerland                2.0%

Rhone-Poulenc SA, A,
Health & Personal Care, France                     2.0%

Invensys PLC,
Machinery & Engineering,
United Kingdom                                     1.9%

Compagnie Generale D'Industrie et de
Participation, Multi-Industry, France              1.7%

Canary Wharf Group PLC,
Real Estate, United Kingdom                        1.7%

UST Corp., Inc., Banking, U.S.                     1.6%

Societe Elf Aquitaine SA, ADR,
Business & Public Services, France                 1.4%

Suez Lyonnaise des Eaux SA,
Business & Public Services, France                 1.4%

Lagardere SCA,
Multi-Industry, France                             1.4%




                                                                               5

PAGE


In addition, we owned shares of several other companies that became targets of merger and acquisition proposals during the reporting period and contributed positively to the fund's performance. Examples included United Kingdom food company Hillsdown Holdings PLC, Swedish trucking company ASG AB, French banking firm Societe Generale Paris, and French investment bank Paribas. We also began investing in smaller to mid-sized companies in the Far East, selectively purchasing shares in those companies with management teams we believed would look out for their shareholders' interests.


Although the introduction of the euro on January 1, 1999 was heralded as one of the most significant events in Europe since the end of World War II, its debut was followed by weakness in various European economies. Concern over this malaise led to a 11.28% fall in the euro's value versus the U.S. dollar. However, our ongoing hedging policy helped protect the fund from this slump. Looking forward, we intend to take advantage of any opportunities that arise as European companies react to the rapidly changing environment there.


6

PAGE

We are very proud of our performance for this first half of 1999 and shall continue searching for the cheapest stocks that have what we believe is the best potential for substantial future returns. Thank you for your participation in Mutual Discovery Fund. We look forward to serving your investment needs in the future.






/s/DAVID E. MARCUS                          [PHOTO OF DAVID E. MARCUS]
-------------------
David E. Marcus


/s/ROBERT L. FRIEDMAN                       [PHOTO OF ROBERT L. FRIEDMAN]
----------------------
Robert L. Friedman

Portfolio Managers


                                                                               7
PAGE


It is important to remember that the fund may invest in lower-rated "junk bonds," which entail higher credit risks, as well as in foreign securities involving risks such as political uncertainty or fluctuations in foreign exchange rates in areas where the fund invests. The fund generally expects to hedge against currency risk where feasible and to the extent possible. The fund's value-oriented strategy may include investments in companies involved in mergers, reorganizations, restructurings or liquidations.


It is also important to note that stocks offer the potential for long-term gains but can be subject to short-term up and down price movements. Securities of companies involved in mergers, liquidations and reorganizations, and distressed/bankruptcy investments, involve higher credit risks. These and other risks are discussed in the prospectus, which you should review before making an investment decision.

This discussion reflects our views, opinions and portfolio holdings as of June 30, 1999, the end of the reporting period. However, market and economic conditions are changing constantly, which may affect our strategies and the fund's portfolio composition. Although past performance is not predictive of future results, these insights may help you understand our investment and management philosophy.


8

PAGE

PERFORMANCE SUMMARY AS OF 6/30/99

Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of each share class's expenses. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.



PRICE AND DISTRIBUTION INFORMATION


CLASS Z                                 CHANGE          6/30/99        12/31/98
--------------------------------------------------------------------------------
Net Asset Value                         +$2.29          $19.56         $17.27


                                   DISTRIBUTIONS (1/1/99 - 6/30/99)
                                   --------------------------------
Dividend Income                         $0.0714
Long-Term Capital Gain                  $0.2589
                                        -------
      TOTAL                             $0.3303
                                        =======

CLASS A                                 CHANGE          6/30/99        12/31/98
--------------------------------------------------------------------------------
Net Asset Value                         +$2.26          $19.45         $17.19



                                   DISTRIBUTIONS (1/1/99 - 6/30/99)
                                   ---------------------------------------------
Dividend Income                         $0.0554
Long-Term Capital Gain                  $0.2589
                                        -------
      TOTAL                             $0.3143
                                        =======


CLASS B                                 CHANGE          6/30/99        1/1/99
--------------------------------------------------------------------------------
Net Asset Value                         +$2.19          $19.38         $17.19



                                   DISTRIBUTIONS (1/1/99 - 6/30/99)
                                   ---------------------------------------------
Dividend Income                         $0.0610
Long-Term Capital Gain                  $0.2589
                                        -------
      TOTAL                             $0.3199
                                        =======



CLASS C                                 CHANGE          6/30/99        12/31/98
--------------------------------------------------------------------------------
Net Asset Value                         +$2.23          $19.38         $17.15



                                   DISTRIBUTIONS (1/1/99 - 6/30/99)
                                   ---------------------------------------------
Dividend Income                         $0.0247
Long-Term Capital Gain                  $0.2589
                                        -------
      TOTAL                             $0.2836
                                        =======

Past performance is not predictive of future results.

CLASS Z:
No initial sales charge or Rule 12b-1 fees and are available only to certain investors, as described in the fund's prospectus.

CLASS A (formerly Class I): Subject to the maximum 5.75% initial sales charge.

CLASS B:
Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C (formerly Class II):
Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

For all share classes, the fund's Manager has agreed in advance to waive a portion of its management fees, which increases total return to shareholders. If the Manager had not taken this action, the fund's total returns would have been lower. Franklin Mutual Advisers has made a commitment to the fund's Board not to seek an increase in the rate of investment advisory fees for the three-year period beginning November 1, 1996.



                                                                               9
PAGE

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Since Class B shares have existed for less than one year, aggregate total return for that class represents total return since inception, including the maximum sales charge.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. One-year total return represents the change in value of an investment over the one-year periods ended on the specified dates and does not include sales charges.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the fund invests. You may have a gain or loss when you sell your shares.


PERFORMANCE

                                                                                                      INCEPTION
CLASS Z                                           6-MONTH            1-YEAR           5-YEAR          (12/31/92)
----------------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                         15.19%             0.93%           123.80%           214.26%
Average Annual Total Return(2)                     15.19%             0.93%            17.47%            19.27%
Value of $10,000 Investment(3)                $   11,519        $   10,093        $   22,380        $   31,426

                                                  6/30/95           6/30/96           6/30/97           6/30/98           6/30/99
---------------------------------------------------------------------------------------------------------------------------------
One-Year Total Return(4)                           15.82%            25.63%            26.11%            20.84%            0.93%

                                                                                     INCEPTION
CLASS A                                           6-MONTH            1-YEAR           (11/1/96)
-----------------------------------------------------------------------------------------------
Cumulative Total Return(1)                         14.99%             0.48%            44.25%
Average Annual Total Return(2)                      8.37%            -5.29%            12.24%
Value of $10,000 Investment(3)                $   10,837        $    9,471         $   13,596

                                                                   INCEPTION
CLASS B                                           6-MONTH           (1/1/99)
----------------------------------------------------------------------------
Cumulative Total Return(1)                        14.62%             14.62%
Aggregate Total Return(2)                         10.62%             10.62%
Value of $10,000 Investment(3)                  $11,062            $11,062


                                                                                      INCEPTION
CLASS C                                           6-MONTH           1-YEAR             (11/1/96)
-----------------------------------------------------------------------------------------------
Cumulative Total Return(1)                        14.67%             -0.12%             42.04%
Average Annual Total Return(2)                    12.55%             -2.03%             13.67%
Value of $10,000 Investment(3)                  $11,255             $9,797            $14,062


Past performance is not predictive of future results.


10

PAGE

MUTUAL DISCOVERY FUND
Financial Highlights

                                                                              CLASS Z
                                            ----------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                         YEAR ENDED DECEMBER 31,
                                            JUNE 30, 1999   ------------------------------------------------------------
                                            (UNAUDITED)+       1998         1997         1996         1995        1994
                                            ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the
  period)
Net asset value, beginning of period......       $17.27         $18.89       $17.18       $15.16       $12.55     $13.05
                                            ----------------------------------------------------------------------------
Income from investment operations:
 Net investment income....................          .18            .38          .39          .34          .17        .15
 Net realized and unrealized gains
   (losses)...............................         2.44           (.71)        3.49         3.39         3.40        .32
                                            ----------------------------------------------------------------------------
Total from investment operations..........         2.62           (.33)        3.88         3.73         3.57        .47
                                            ----------------------------------------------------------------------------
Less distributions from:
 Net investment income....................         (.07)          (.48)        (.81)        (.31)        (.14)      (.16)
 Net realized gains.......................         (.26)          (.81)       (1.36)       (1.40)        (.82)      (.81)
                                            ----------------------------------------------------------------------------
Total distributions.......................         (.33)         (1.29)       (2.17)       (1.71)        (.96)      (.97)
                                            ----------------------------------------------------------------------------
Net asset value, end of period............       $19.56         $17.27       $18.89       $17.18       $15.16     $12.55
                                            ============================================================================
Total Return*.............................       15.19%        (1.90)%       22.94%       24.93%       28.63%      3.62%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's).........   $1,995,688     $2,514,144   $3,879,550   $2,975,596   $1,370,221   $725,331
Ratios to average net assets:
 Expenses.................................        1.04%**        1.00%         .98%         .96%         .99%       .99%
 Expenses, excluding waiver and payments
  by affiliate............................        1.08%**        1.03%        1.00%         .99%         .99%       .99%
 Net investment income....................        2.01%**        1.81%        1.82%        2.24%        2.00%      1.64%
Portfolio turnover rate...................       37.32%         83.57%       58.15%       80.18%       73.23%     72.70%

 * Total return is not annualized.
** Annualized.
 + Based on average weighted shares outstanding.
                                                                              11
PAGE

MUTUAL DISCOVERY FUND
Financial Highlights (continued)

                                                                                    CLASS A
                                                                ------------------------------------------------
                                                                 SIX MONTHS
                                                                    ENDED            YEAR ENDED DECEMBER 31,
                                                                JUNE 30, 1999    -------------------------------
                                                                (UNAUDITED)++      1998       1997++      1996+
                                                                ------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period........................        $17.19         $18.83      $17.15     $17.66
                                                                ------------------------------------------------
Income from investment operations:
 Net investment income......................................           .16            .32         .27        .11
 Net realized and unrealized gains (losses).................          2.42           (.74)       3.54        .74
                                                                ------------------------------------------------
Total from investment operations............................          2.58           (.42)       3.81        .85
                                                                ------------------------------------------------
Less distributions from:
 Net investment income......................................          (.06)          (.41)       (.77)      (.29)
 Net realized gains.........................................          (.26)          (.81)      (1.36)     (1.07)
                                                                ------------------------------------------------
Total distributions.........................................          (.32)         (1.22)      (2.13)     (1.36)
                                                                ------------------------------------------------
Net asset value, end of period..............................        $19.45         $17.19      $18.83     $17.15
                                                                ================================================
Total Return*...............................................        14.99%        (2.37)%      22.54%      4.85%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................      $825,393       $859,848    $693,952    $29,903
Ratios to average net assets:
 Expenses...................................................         1.38%**        1.35%       1.33%      1.38%**
 Expenses, excluding waiver and payments by affiliate.......         1.43%**        1.38%       1.35%      1.51%**
 Net investment income......................................         1.72%**        1.46%       1.39%       .74%**
Portfolio turnover rate.....................................        37.32%         83.57%      58.15%     80.18%

 * Total return does not reflect sales commissions and is not annualized. ** Annualized.
 + For the period November 1, 1996 (effective date) to December 31, 1996. ++ Based on average weighted shares outstanding.

 12

PAGE

MUTUAL DISCOVERY FUND
Financial Highlights (continued)

                                                                    CLASS B
                                                                ----------------
                                                                SIX MONTHS ENDED
                                                                 JUNE 30, 1999
                                                                  (UNAUDITED)+
                                                                ----------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period........................         $17.19
                                                                ----------------
Income from investment operations:
 Net investment income......................................            .15
 Net realized and unrealized gains..........................           2.36
                                                                ----------------
Total from investment operations............................           2.51
                                                                ----------------
Less distributions from:
 Net investment income......................................           (.06)
 Net realized gains.........................................           (.26)
                                                                ----------------
Total distributions.........................................           (.32)
                                                                ----------------
Net asset value, end of period..............................         $19.38
                                                                ================
Total Return*...............................................         14.62%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................         $3,946
Ratios to average net assets:
 Expenses...................................................          2.04%**
 Expenses, excluding waiver and payments by affiliate.......          2.09%**
 Net investment income......................................          1.63%**
Portfolio turnover rate.....................................         37.32%

 * Total return does not reflect the contingent deferred sales charge and is not annualized.
** Annualized.
 + Effective date of Class B shares was January 1, 1999. Based on average weighted shares outstanding.

                                                                              13
PAGE


MUTUAL DISCOVERY FUND
Financial Highlights (continued)

                                                                                    CLASS C
                                                                ------------------------------------------------
                                                                 SIX MONTHS
                                                                    ENDED            YEAR ENDED DECEMBER 31,
                                                                JUNE 30, 1999    -------------------------------
                                                                (UNAUDITED)++      1998       1997++      1996+
                                                                ------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period........................        $17.15         $18.79      $17.17     $17.66
                                                                ------------------------------------------------
Income from investment operations:
 Net investment income......................................           .10            .23         .15        .09
 Net realized and unrealized gains (losses).................          2.42           (.75)       3.52        .76
                                                                ------------------------------------------------
Total from investment operations............................          2.52           (.52)       3.67        .85
                                                                ------------------------------------------------
Less distributions from:
 Net investment income......................................          (.03)          (.31)       (.69)      (.27)
 Net realized gains.........................................          (.26)          (.81)      (1.36)     (1.07)
                                                                ------------------------------------------------
Total distributions.........................................          (.29)         (1.12)      (2.05)     (1.34)
                                                                ------------------------------------------------
Net asset value, end of period..............................        $19.38         $17.15      $18.79     $17.17
                                                                ================================================
Total Return*...............................................        14.67%        (2.97)%      21.70%      4.90%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................      $535,707       $563,761    $402,625    $18,038
Ratios to average net assets:
 Expenses...................................................         2.02%**        2.00%       1.98%      2.00%**
 Expenses, excluding waiver and payments by affiliate.......         2.07%**        2.02%       2.00%      2.13%**
 Net investment income......................................         1.08%**         .81%        .74%       .13%**
Portfolio turnover rate.....................................        37.32%         83.57%      58.15%     80.18%

 * Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
** Annualized.
 + For the period November 1, 1996 (effective date) to December 31, 1996.
++ Based on average weighted shares outstanding.
                       See Notes to Financial Statements.

 14

PAGE

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED)

                                                                   COUNTRY           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS 82.6%
AEROSPACE & MILITARY TECHNOLOGY .3%
Lockheed Martin Corp. ......................................    United States          302,800     $   11,279,300
                                                                                                   --------------
AUTOMOBILES 1.7%
*DaimlerChrysler AG.........................................       Germany              76,000          6,638,342
Delphi Automotive Systems Corp. ............................    United States          844,107         15,668,736
General Motors Corp. .......................................    United States          189,300         12,493,800
*SPX Corp. .................................................    United States            9,800            818,300
TRW Inc. ...................................................    United States          371,900         20,408,013
                                                                                                   --------------
                                                                                                       56,027,191
                                                                                                   --------------
BANKING 7.0%
*Banca Nazionale del Lavoro SpA.............................        Italy            8,621,000         27,186,777
Bank One Corp. .............................................    United States          375,500         22,365,719
*BHF-Bank AG................................................       Germany             352,600         11,999,381
Chittenden Corp. ...........................................    United States          760,336         23,760,500
Christiania Bank OG Kreditkasse.............................        Norway           3,653,400         13,133,213
*Credit Commercial de France CCF............................        France              76,000          8,213,674
First American Corp. Tennessee..............................    United States          254,400         10,573,500
First Union Corp. ..........................................    United States          377,500         17,742,500
Hibernia Corp., A...........................................    United States          306,300          4,805,081
Merita AS...................................................       Finland           4,319,700         24,545,269
Paribas.....................................................        France              79,700          8,934,093
Societe Generale Paris......................................        France              48,000          8,459,524
UST Corp., Inc. ............................................    United States        1,809,696         54,743,304
                                                                                                   --------------
                                                                                                      236,462,535
                                                                                                   --------------
BEVERAGES & TOBACCO 4.3%
Allied Domecq PLC...........................................    United Kingdom         841,800          8,140,416
Austria Tabak AG............................................       Austria              66,300          3,862,999
*Buenos Aires Embotelladora SA, B...........................      Argentina        212,293,526         10,615,738
*Buenos Aires Embotelladora SA, B, ADR......................      Argentina          2,688,056            169,347
Farmer Brothers Co. ........................................    United States           81,202         16,443,405
Gallaher Group PLC..........................................    United Kingdom       2,000,400         12,297,153
Gallaher Group PLC, ADR.....................................    United Kingdom         103,800          2,536,612
Greenalls Group PLC.........................................    United Kingdom       1,338,690          7,511,958
Kita Kyushu Coca-Cola Bottling Co. Ltd. ....................        Japan              700,200         39,799,868
Mikuni Coca-Cola Bottling Co. ..............................        Japan              632,000         12,844,679
Philip Morris Cos. Inc. ....................................    United States          570,000         22,906,875
Swedish Match AB............................................        Sweden           1,613,400          5,749,944
                                                                                                   --------------
                                                                                                      142,878,994
                                                                                                   --------------
BROADCASTING & PUBLISHING 5.7%
*Capstar Broadcasting Corp., A..............................    United States          368,600         10,090,425
*CEI Citicorp Holdings SA, B................................      Argentina          2,786,300          8,081,078
*Chancellor Media Corp., A..................................    United States          362,600         19,988,325
Dow Jones & Co. Inc. .......................................    United States          299,400         15,886,913

                                                                              15
PAGE

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)

                                                                   COUNTRY           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
BROADCASTING & PUBLISHING (CONT.)
*MediaOne Group Inc. .......................................    United States          288,500     $   21,457,188
*Modern Times Group AB, A...................................        Sweden              94,500          1,889,555
*Modern Times Group AB, B...................................        Sweden           1,510,887         32,787,421
NV Holdingsmig de Telegraaf.................................     Netherlands         1,671,800         32,929,133
*Publicis SA................................................        France              66,600         14,079,612
Scripps Co., A..............................................    United States          194,300          9,241,394
Seat Pagine Gialle SpA, di Risp.............................        Italy           18,103,900         15,430,415
Washington Post Co., B......................................    United States           21,900         11,776,725
                                                                                                   --------------
                                                                                                      193,638,184
                                                                                                   --------------
BUSINESS & PUBLIC SERVICES 3.4%
Corporate Services Group PLC., A............................    United Kingdom      10,619,982         14,228,720
Hillenbrand Industries Inc. ................................    United States          480,900         20,798,925
*Republic Services Inc., A..................................    United States          168,000          4,158,000
Sophus Berendsen AS, A......................................       Denmark             123,890          3,169,600
Sophus Berendsen AS, B......................................       Denmark             891,700         24,053,087
Suez Lyonnaise des Eaux SA..................................        France             259,715         46,843,512
*Suez Lyonnaise des Eaux SA, fgn. ..........................        France             269,320              2,777
                                                                                                   --------------
                                                                                                      113,254,621
                                                                                                   --------------
CHEMICALS 2.5%
Arch Chemicals Inc. ........................................    United States          233,350          5,673,322
Bayer AG, Br. ..............................................       Germany             365,320         15,201,260
*Bush Boake Allen Inc. .....................................    United States          711,000         20,796,750
Chemfirst Inc. .............................................    United States          899,200         21,861,800
Crompton & Knowles Corp. ...................................    United States          576,500         11,277,781
Olin Corp. .................................................    United States          555,600          7,326,975
Witco Corp. ................................................    United States           80,600          1,612,000
                                                                                                   --------------
                                                                                                       83,749,888
                                                                                                   --------------
CONSTRUCTION & HOUSING 1.4%
Groupe GTM..................................................        France              39,000          4,182,737
*Grupo Ferrovial SA.........................................        Spain            1,813,500         43,948,902
                                                                                                   --------------
                                                                                                       48,131,639
                                                                                                   --------------
DATA PROCESSING & REPRODUCTION .2%
*Cadence Design Systems Inc. ...............................    United States          297,100          3,788,025
*Tecnost Mael SpA...........................................        Italy            1,633,080          4,033,440
                                                                                                   --------------
                                                                                                        7,821,465
                                                                                                   --------------
ELECTRICAL & ELECTRONICS 1.3%
(R)+*Distribution Systems SpA...............................        Italy                  500             20,669
Honeywell Inc. .............................................    United States           11,300          1,309,387
*Level One Communications Inc. .............................    United States            7,400            362,138
(R)+*MWCR Elettronica SRL...................................        Italy               69,056             69,056

 16


PAGE

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)

                                                                   COUNTRY           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
ELECTRICAL & ELECTRONICS (CONT.)
(R)+*MWCR LLC...............................................        Italy           13,505,313     $   14,999,001
Racal Electronics PLC.......................................    United Kingdom       4,261,500         25,961,819
(R)+*Sweda Industrie Elettroniche SpA.......................        Italy                  500             20,669
                                                                                                   --------------
                                                                                                       42,742,739
                                                                                                   --------------
ELECTRONIC COMPONENTS & INSTRUMENTS .7%
*Amphenol Corp., A..........................................    United States          374,600         14,890,350
*NBS Technologies Inc. .....................................        Canada             264,700            226,085
*Quantum Corp. .............................................    United States          262,600          6,335,225
                                                                                                   --------------
                                                                                                       21,451,660
                                                                                                   --------------
ENERGY EQUIPMENT & SERVICES 1.6%
Baker Hughes Inc. ..........................................    United States          253,900          8,505,650
*BJ Services Co. ...........................................    United States          299,600          8,819,475
*Cooper Cameron Corp. ......................................    United States          525,800         19,487,462
ISIS SA.....................................................        France              94,783          6,695,509
*Weatherford International Inc. ............................    United States          296,800         10,870,300
                                                                                                   --------------
                                                                                                       54,378,396
                                                                                                   --------------
ENERGY SOURCES 1.8%
Atlantic Richfield Co. .....................................    United States           97,600          8,155,700
*Santa Fe Snyder Corp. .....................................    United States          840,100          6,405,763
Societe Elf Aquitaine SA....................................        France             241,200         35,395,236
Societe Elf Aquitaine SA, ADR...............................        France             158,500         11,659,656
                                                                                                   --------------
                                                                                                       61,616,355
                                                                                                   --------------
FINANCIAL SERVICES 8.6%
Bear Stearns Co. Inc. ......................................    United States          360,005         16,830,234
Cir Cie Industriali Riunite SpA Torino......................        Italy           14,967,900         19,911,922
Cir Cie Industriali Riunite SpA Torino, di Risp.............        Italy            2,590,900          2,826,825
CIT Group Inc., A...........................................    United States          636,800         18,387,600
Eaton Vance Corp. ..........................................    United States          688,000         23,693,000
Greenpoint Financial Corp. .................................    United States          847,396         27,805,181
Household International Inc. ...............................    United States          746,800         35,379,650
(R)+Laser Mortgage Management Inc. .........................    United States          991,833          3,409,426
Lehman Brothers Holdings Inc. ..............................    United States          400,700         24,943,575
Mercury European Investment Trust PLC.......................    United Kingdom       9,552,253         26,198,607
*Mercury European Investment Trust PLC, wts. ...............    United Kingdom       6,135,000          8,533,996
Metris Cos. Inc. ...........................................    United States          478,000         19,478,500
*MFN Financial Corp. .......................................    United States          292,324          2,904,970
Morgan Stanley, Dean Witter & Co. ..........................    United States           82,300          8,435,750
Newcourt Credit Group Inc. .................................        Canada              38,400            502,467
Newcourt Credit Group Inc., fgn. ...........................        Canada             963,100         12,460,106

                                                                              17
PAGE

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)

                                                                   COUNTRY           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
FINANCIAL SERVICES (CONT.)
Pargesa Holdings SA, Br. ...................................     Switzerland            13,000     $   19,734,980
Pioneer Group Inc. .........................................    United States          879,400         15,169,650
Power Financial Corp. ......................................        Canada              73,100          1,398,565
                                                                                                   --------------
                                                                                                      288,005,004
                                                                                                   --------------
FOOD & HOUSEHOLD PRODUCTS 1.7%
Earthgrains Company.........................................    United States          422,300         10,900,619
*Fine Host Corp. ...........................................    United States          212,022          2,332,242
Hillsdown Holdings PLC......................................    United Kingdom       7,118,800         16,270,389
Interstate Bakeries Corp. ..................................    United States            9,400            210,913
Kikkoman Corp. .............................................        Japan            1,212,300         10,266,090
*Kohler Co. ................................................    United States               30          1,338,000
U.S. Industries Inc. .......................................    United States          976,000         16,592,000
                                                                                                   --------------
                                                                                                       57,910,253
                                                                                                   --------------
HEALTH & PERSONAL CARE 2.4%
(R)*Cape Ann Investors LLC..................................    United States        1,670,390            658,802
McKesson HBOC Inc. .........................................    United States          163,600          5,255,650
Rhone-Poulenc SA, A.........................................        France           1,465,800         66,979,064
Sankyo Co. Ltd. ............................................        Japan              231,300          5,828,363
Ventas Inc. ................................................    United States          205,800          1,106,175
                                                                                                   --------------
                                                                                                       79,828,054
                                                                                                   --------------
INDUSTRIAL COMPONENTS 1.9%
+DT Industries Inc. ........................................    United States          931,530          8,558,432
*Owens-Illinois Inc. .......................................    United States        1,182,000         38,636,625
*Thermo Electron Corp. .....................................    United States          881,400         17,683,088
                                                                                                   --------------
                                                                                                       64,878,145
                                                                                                   --------------
INSURANCE 2.9%
Allmerica Financial Corp. ..................................    United States          232,000         14,108,500
American Bankers Insurance Group Inc. ......................    United States           90,100          4,904,819
Assurances Generales de France AGF..........................        France             320,000         15,410,952
*Companhia de Seguros Mundial Confianca SA..................       Portugal             91,395          3,606,035
Corporacion Mapfre PLC......................................        Spain              618,600         12,599,103
Horace Mann Educators Corp. ................................    United States          473,600         12,876,000
*Old Republic International Corp. ..........................    United States           75,400          1,305,363
Provident Companies Inc. ...................................    United States          100,000          4,000,000
Radian Group Inc. ..........................................    United States          207,120         10,110,045
Sampo Insurance Co. PLC, A..................................       Finland             237,885          6,893,440
Berkeley W R Corp. .........................................    United States          522,300         13,057,500
                                                                                                   --------------
                                                                                                       98,871,757
                                                                                                   --------------

 18

PAGE

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)

                                                                   COUNTRY           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
LEISURE & TOURISM 1.6%
Pathe SA....................................................        France             296,316     $   35,568,921
*Promus Hotel Corp. ........................................    United States          615,800         19,089,800
                                                                                                   --------------
                                                                                                       54,658,721
                                                                                                   --------------
MACHINERY & ENGINEERING 6.0%
Case Corp. .................................................    United States           53,600          2,579,500
FKI PLC.....................................................    United Kingdom      13,177,800         40,711,970
IMI PLC.....................................................    United Kingdom       7,787,915         31,548,409
Invensys PLC................................................    United Kingdom      13,669,683         64,747,955
Toyoda Automatic Loom Works Ltd. ...........................        Japan              435,300          7,390,462
+TT Group PLC...............................................    United Kingdom      10,655,280         22,589,691
United Dominion Industries Ltd. ............................        Canada           1,285,600         31,175,800
                                                                                                   --------------
                                                                                                      200,743,787
                                                                                                   --------------
MERCHANDISING 1.1%
*Boyds Collection Ltd. .....................................    United States          503,300          8,713,381
*Federated Department Stores Inc. ..........................    United States          184,800          9,782,850
*Homeland Holdings Corp. ...................................    United States           38,115             80,041
Rite Aid Corp. .............................................    United States          780,700         19,224,738
                                                                                                   --------------
                                                                                                       37,801,010
                                                                                                   --------------
MULTI-INDUSTRY 15.3%
*Alleghany Corp. ...........................................    United States           48,646          8,999,510
*Berkshire-Hathaway Inc., A.................................    United States              402         27,697,800
Brierley Investments Ltd. ..................................     New Zealand        96,225,800         27,024,706
Compagnie Financiere Richemont AG, Br., A...................     Switzerland            35,060         67,431,751
Compagnie Generale D'Industrie et de Participation..........        France           1,173,662         56,764,719
Corporacion Financiera Alba SA..............................        Spain              264,952         42,897,251
Empire Co. Ltd., A..........................................        Canada             280,500          5,174,923
Imasco Ltd. ................................................        Canada             683,200         18,532,996
Investor AB, A..............................................        Sweden           1,569,800         17,263,738
Investor AB, B..............................................        Sweden           6,846,000         76,496,119
+Invik & Co. AB, B..........................................        Sweden             409,816         24,077,052
Kansas City Southern Industries Inc. .......................    United States          441,800         28,192,363
Kinnevik AB, B..............................................        Sweden           1,323,500         24,907,081
Lagardere SCA...............................................        France           1,226,835         45,672,624
Power Corp. of Canada.......................................        Canada             200,300          3,859,556
Saab AB, B..................................................        Sweden           2,267,197         17,599,977
Trelleborg AB, B............................................        Sweden           2,476,900         21,849,859
                                                                                                   --------------
                                                                                                      514,442,025
                                                                                                   --------------

                                                                              19
PAGE

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)

                                                                   COUNTRY           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
REAL ESTATE 2.7%
(R)*Canary Wharf Group PLC..................................    United Kingdom       9,907,183     $   56,077,510
Castellum AB................................................        Sweden           1,122,100         10,558,457
MBO Properties Inc. ........................................    United States          273,144            136,572
(R)*Security Capital European Realty........................    United States          304,500          5,276,132
*Security Capital US Realty, A..............................    United States          783,275         14,882,225
*Wellsford Real Properties Inc. ............................    United States          252,436          2,713,687
                                                                                                   --------------
                                                                                                       89,644,583
                                                                                                   --------------
RECREATION & OTHER CONSUMER GOODS .3%
(R)+*Hancock LLC............................................    United States        8,405,522          8,405,522
                                                                                                   --------------
TELECOMMUNICATIONS 2.4%
BCE Inc. ...................................................        Canada             352,200         17,267,065
*Superior Telecom Inc. .....................................    United States          157,600          3,940,000
*Telecom Italia SpA, di Risp................................        Italy            3,162,900         17,205,628
Telephone & Data Systems Inc. ..............................    United States          454,500         33,206,906
Telesp Participacoes SA.....................................        Brazil         115,079,100          1,496,521
*Vodafone Airtouch PLC, ADR.................................    United Kingdom          38,950          7,673,150
                                                                                                   --------------
                                                                                                       80,789,270
                                                                                                   --------------
TRANSPORTATION 2.4%
ASG AB, B...................................................        Sweden             485,400         15,129,499
Florida East Coast Industries Inc. .........................    United States          526,200         23,284,350
(R)*Golden Ocean Group Ltd., wts., 8/31/01..................    United States            2,110                  0
*MIF Ltd. ..................................................        Norway             336,378          5,811,039
Railtrack Group PLC.........................................    United Kingdom       1,752,822         35,834,465
                                                                                                   --------------
                                                                                                       80,059,353
                                                                                                   --------------
UTILITIES ELECTRICAL & GAS 1.4%
*Citizens Utilities Co., B..................................    United States        2,829,601         31,479,311
Veba AG.....................................................       Germany             269,300         15,885,284
                                                                                                   --------------
                                                                                                       47,364,595
                                                                                                   --------------
TOTAL COMMON STOCKS (COST $2,306,714,519)...................                                        2,776,835,046
                                                                                                   --------------
PREFERRED STOCKS .4%
Tele Centro Sul Participacoes SA, ADR, pfd. ................        Brazil             132,500          7,353,750
Tele Norte Leste Participacoes SA, ADR, pfd. ...............        Brazil             413,200          7,670,025
                                                                                                   --------------
TOTAL PREFERRED STOCKS (COST $11,086,871)...................                                           15,023,775
                                                                                                   --------------

 20

PAGE

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)

                                                                                   PRINCIPAL
                                                                   COUNTRY          AMOUNT**           VALUE
-----------------------------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 1.6%
Abraxas Petroleum Corp., Series D, 11.50%, 11/01/04.........    United States     $  2,770,000     $    1,745,100
Eurotunnel Finance Ltd., Equity Note, 12/31/03..............    United Kingdom       6,741,050          5,206,510
Eurotunnel PLC:
  12/31/25, tier 3..........................................    United Kingdom       3,762,057GBP       3,854,445
  12/31/50, Resettable Advance R5...........................    United Kingdom       4,821,594GBP       3,230,001
  Stabilization Advance S8 tier 1...........................    United Kingdom         826,565GBP         312,688
  Stabilization Advance S8 tier 2...........................    United Kingdom         640,087GBP         201,786
Eurotunnel SA:
  12/31/18, tier 2 (Libor)..................................        France           3,559,735EUR       2,698,159
  12/31/18, tier 2 (Pibor)..................................        France           2,293,539EUR       1,750,252
  12/31/25, tier 3 (Libor)..................................        France           4,733,668EUR       3,124,211
  12/31/25, tier 3 (Pibor)..................................        France           4,198,311EUR       2,770,877
  12/31/50, Resettable Advance R4...........................        France           8,132,603EUR       3,480,489
  Stabilization Advance S6 tier 1 (Pibor)...................        France             505,382EUR         125,082
  Stabilization Advance S7 tier 1 (Libor)...................        France             165,748EUR          41,022
  Stabilization Advance S6 tier 2...........................        France             585,863EUR         120,834
(R)*Golden Ocean Group Ltd., 10.00%, 8/31/01................    United States        5,150,000            566,500
*Great Trust Services, Series A, zero coupon, 1/15/02.......    United States          185,168             92,584
HIH Capital Ltd.:
  cvt., 7.50%, 9/25/06......................................    United Kingdom       5,445,000          3,729,825
  144A, 7.50, 9/25/06.......................................    United Kingdom       2,660,000          1,822,100
Hvide Marine Inc., 8.375%, 2/15/08..........................    United States        1,145,000            555,325
MFN Financial Corp.:
  Series A, 10.00%, 4/23/01.................................    United States        1,210,235          1,143,672
  Series B, FRN, 9.495%, 4/23/01............................    United States        2,090,235          1,975,272
R.H. Cement Finance PLC, 144A, FRN, 14.40%, 3/10/00.........    Irish Republic       3,500,000          3,500,000
Southwest Royalties Inc., B, 10.50%, 10/15/04...............    United States       11,586,000          5,619,210
TFM SA de CV:
  144A, 10.25%, 6/15/07.....................................        Mexico             350,000            310,625
  144A, zero coupon to 6/15/02, 11.75%, 6/15/09.............        Mexico           4,650,000          2,813,250
Tribasa Toll Road Trust I, 144A 10.50%, 12/01/11............        Mexico           4,415,695          2,296,161
                                                                                                   --------------
TOTAL CORPORATE BONDS & NOTES (COST $59,401,280)............                                           53,085,980
                                                                                                   --------------
BONDS & NOTES IN REORGANIZATION 2.6%
*Aiken Cnty S C Indl. Rev. Ref. Belott, 6.00%, 12/01/11.....    United States          280,000            170,800
*Altos Hornos de Mexico SA:
  cvt, 5.50%, 12/15/01......................................        Mexico             135,000             54,000
  Series A, 11.375%, 04/30/02...............................        Mexico             600,000            270,000
  Series B, 11.875%, 4/15/04................................        Mexico             410,000            184,500
*Aerovias Venezolanas SA, Bank Claim:
  lease.....................................................      Venezuela          3,795,157          2,277,094
  term loan.................................................      Venezuela            800,000            440,000
*Buenos Aires Embotelladore SA:
  Series A, zero cpn., 8/03/05..............................      Argentina          2,783,000          1,586,310
  Series B, 12.00%, 8/03/05.................................      Argentina            355,000            301,750
  144A, 12.00%, 9/01/05.....................................      Argentina          6,501,000          5,265,810

                                                                              21
PAGE

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)

                                                                                   PRINCIPAL
                                                                   COUNTRY          AMOUNT**           VALUE
-----------------------------------------------------------------------------------------------------------------
BONDS & NOTES IN REORGANIZATION (CONT.)
*Brunos Inc.
  revolver..................................................    United States     $  1,862,400     $    1,070,880
  tranche A, term loan......................................    United States        3,263,000          1,762,020
  tranche B, term loan......................................    United States        1,650,000            891,000
*Crown Leasing, Bank Claim..................................        Japan          777,146,017JPY       1,019,266
*Dow Corning Corp.:
  bank debt.................................................    United States        1,241,480          1,592,198
  bank debt #1..............................................    United States        3,250,000          4,168,125
  8.55%, 3/01/01............................................    United States        2,705,000          3,469,162
  9.375%, 2/01/08...........................................    United States          100,000            128,250
  8.15%, 10/15/29...........................................    United States          500,000            641,250
  swap......................................................    United States        6,938,674          8,898,850
*Foxmeyer Health Corp.:
  reclamation trade claim...................................    United States        5,105,144          1,327,337
  trade claim...............................................    United States          610,315            457,736
*Heilman Acquisition Corp., 9.625, 1/31/04..................    United States        7,550,000                755
*Harnischfeger Industries Inc.:
  8.90%, 3/01/22............................................    United States        1,950,000          1,189,500
  8.70%, 6/15/22............................................    United States          975,000            594,750
  6.875%, 2/15/27...........................................    United States        2,400,000          1,464,000
*Koninklijke Ned Vlieg Fokker NV:
  6.25%, 11/04/98...........................................     Netherlands         1,917,345EUR         583,290
  trade claim...............................................     Netherlands        17,485,098EUR      14,425,160
*Loewen Group Inc., Series 5, 6.10%, 10/02/02...............        Canada           2,250,000CAD         930,133
*Loewen Group International Inc.:
  bank claim, revolver......................................        Canada           1,207,516            754,697
  144A, 6.70%, 10/01/99.....................................        Canada           2,420,000          1,464,100
  Series 3, 7.50%, 4/15/01..................................        Canada             240,000            151,200
  Series 2, 8.25%, 4/15/03..................................        Canada             890,000            556,250
  Sereis 6, 7.20%, 6/01/03..................................        Canada          10,020,000          6,412,800
  Series 4, 8.25%, 10/15/03.................................        Canada           6,310,000          3,943,750
  Series 7, 7.60%, 6/01/08..................................        Canada           6,870,000          4,362,450
*Nippon Credit Bank Ltd., Bank Claim........................        Japan          395,595,008JPY         522,219
*Nippon Total Finance, Bank Claim...........................        Japan          401,059,536JPY         197,107
*Port Seattle Wash Rev Ref-Beloit Proj., 6.00%, 12/01/17....    United States          150,000             91,500
*Southeast Banking Corp.:
  zero coupon, 12/18/96.....................................    United States          400,000            100,000
  zero coupon, 11/2/97......................................    United States        5,800,000          1,450,000
  10.50, 4/11/01............................................    United States        7,800,000          1,950,000
*Vencor Inc.
  revolver..................................................    United States          520,850            442,723
  term loan A...............................................    United States        2,881,512          2,377,247
  term loan B...............................................    United States          382,193            321,998
  9.875%, 5/01/05...........................................    United States       11,035,000          3,365,675

 22

PAGE

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)

                                                                                   PRINCIPAL
                                                                   COUNTRY          AMOUNT**           VALUE
-----------------------------------------------------------------------------------------------------------------
BONDS & NOTES IN REORGANIZATION (CONT.)
*Ventas Inc.:
  tranche A, Bridge loan....................................    United States     $    525,000     $      488,715
  tranche B, revolver.......................................    United States        1,269,326          1,180,473
  tranche C, term loan A....................................    United States          498,900            468,966
  tranche D, term loan B....................................    United States          174,731            143,279
                                                                                                   --------------
TOTAL BONDS & NOTES IN REORGANIZATION (COST $79,370,972)....                                           85,909,075
                                                                                                   --------------
                                                                                     SHARES
                                                                                     -----
COMPANIES IN LIQUIDATION .1%
*City Investing Company Liquidating Trust...................    United States          100,000            131,250
*Petrie Stores Liquidating Trust, CBI.......................    United States        1,213,700          2,882,538
                                                                                                   --------------
TOTAL COMPANIES IN LIQUIDATION (COST $3,440,137)............                                            3,013,788
                                                                                                   --------------
                                                                                   PRINCIPAL
                                                                                    AMOUNT**
                                                                                    --------
SHORT TERM INVESTMENTS 7.1%
Fannie Mae, 4.64% to 5.26%, with maturities to 6/19/00......    United States     $ 52,500,000         51,357,285
Federal Home Loan Banks, 4.52% to 5.210% with maturities to
  6/02/00...................................................    United States      174,000,000        169,428,086
Federal Home Loan Mortgage Corp., 4.75% to 5.28%, with
  maturities to 6/22/00.....................................    United States       19,500,000         18,665,298
                                                                                                   --------------
TOTAL SHORT TERM INVESTMENTS (COST $239,906,103)............                                          239,450,669
                                                                                                   --------------
TOTAL INVESTMENTS (COST $2,699,919,882) 94.4%...............                                        3,173,318,333
SECURITIES SOLD SHORT (.8%).................................                                          (28,108,892)
NET EQUITY IN FORWARD CONTRACTS 2.1%........................                                           70,251,720
OTHER ASSETS, LESS LIABILITIES 4.3%.........................                                          145,273,512
                                                                                                   --------------
TOTAL NET ASSETS 100.0%.....................................                                       $3,360,734,673
                                                                                                   ==============
                   SECURITIES SOLD SHORT
ISSUER                                                             COUNTRY              SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------
*Allied Signal Inc. ........................................    United States           21,200     $    1,335,600
*DST Systems Inc. ..........................................    United States           98,685          6,204,819
*Intel Corp. ...............................................    United States            6,400            380,800
*BP Amoco Plc., ADR.........................................    United Kingdom          37,500          4,068,750
*Nortel Networks Corp. .....................................        Canada             140,800         12,122,173
*Unum Corp. ................................................    United Kingdom          73,000          3,996,750
                                                                                                   --------------
TOTAL SECURITIES SOLD SHORT (PROCEEDS $23,388,467)..........                                       $   28,108,892
                                                                                                   ==============

                                                                              23
PAGE
MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)

                         CONTRACTS FOR DIFFERENCES                                         VALUE AT      UNREALIZED
                         SECURITY                               COUNTRY        SHARES       6/30/99      GAIN/LOSS
                         -----------------------------------------------------------------------------------------
*BP Amoco PLC, cfd. 10.3574................................  United Kingdom    118,900    $ 2,132,786    $(191,651)
*BP Amoco PLC, cfd. 10.9450................................  United Kingdom     46,700        837,688      (32,020)
*BP Amoco PLC, cfd. 11.2992................................  United Kingdom     89,400      1,603,625      (11,386)
*Vodafone Group PLC, cfd. 11.2893..........................  United Kingdom    235,000      4,622,805     (441,056)
*Vodafone Group PLC, cfd. 12.2720..........................  United Kingdom    156,000      3,068,756      (51,146)
                                                                                          -----------    ---------
TOTAL CONTRACT FOR DIFFERENCES.............................                               $12,265,660    $(727,259)
                                                                                          ===========    =========

CURRENCY ABBREVIATIONS:

CAD -- Canadian Dollar
EUR -- European Unit
GBP -- British Pound
JPY -- Japanese Yen

 * Non-income producing.
** Securities denominated in U.S. dollars unless otherwise indicated.
(R)Restricted Securities (See note 6).
 + Affiliated Issuers (See note 7).

                       See Notes to Financial Statements.
 24

PAGE

MUTUAL DISCOVERY FUND
Financial Statements
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999 (UNAUDITED)

Assets:
 Investments in securities, at value:
  Unaffiliated issuers (cost $2,577,358,580)................    $3,091,168,815
  Controlled affiliates (cost $22,241,449)..................        23,514,917
  Non controlled affiliates (cost $100,319,853).............        58,634,601    $3,173,318,333
                                                                --------------
 Cash.......................................................                          52,879,843
 Receivables:
  Investment securities sold................................                          64,117,437
  Capital shares sold.......................................                           6,662,564
  Dividends and interest....................................                          11,449,398
  From affiliates...........................................                             171,796
 Unrealized gain on forward exchange contracts (Note 8).....                          74,006,510
 Deposits with broker for securities sold short.............                          49,678,613
                                                                                  --------------
      Total assets..........................................                       3,432,284,494
                                                                                  --------------
Liabilities:
 Payables:
  Investment securities purchased...........................                          26,844,318
  Capital shares redeemed...................................                           7,327,173
  To affiliates.............................................                           4,167,663
 Securities sold short, at value (proceeds $23,388,467).....                          28,108,892
 Unrealized loss on forward exchange contracts (Note 8).....                           3,754,790
 Due to broker-variation margin.............................                             634,588
 Accrued expenses...........................................                             712,397
                                                                                  --------------
      Total liabilities.....................................                          71,549,821
                                                                                  --------------
Net assets, at value........................................                      $3,360,734,673
                                                                                  ==============
Net assets consist of:
 Distributions in excess of net investment income...........                      $  (24,817,246)
 Net unrealized appreciation................................                         538,202,487
 Accumulated net realized gain..............................                         115,242,455
 Capital shares.............................................                       2,732,106,977
                                                                                  --------------
Net assets, at value........................................                      $3,360,734,673
                                                                                  ==============

                                                                              25
PAGE

MUTUAL DISCOVERY FUND
Financial Statements (continued)
STATEMENT OF ASSETS AND LIABILITIES (CONT.)

JUNE 30, 1999 (UNAUDITED)

CLASS Z:
 Net asset value and maximum offering price per share
  ($1,995,687,642 / 102,037,203 shares outstanding).........                              $19.56
                                                                                  ==============
CLASS A:
 Net asset value per share ($825,393,429 / 42,427,936 shares
  outstanding)..............................................                              $19.45
                                                                                  ==============
 Maximum offering price per share ($19.45 / 94.25%).........                              $20.64
                                                                                  ==============
CLASS B:
 Net asset value and maximum offering price per share
  ($3,946,430 / 203,596 shares outstanding)*................                              $19.38
                                                                                  ==============
CLASS C:
 Net asset value per share ($535,707,172 / 27,641,646 shares
  outstanding)*.............................................                              $19.38
                                                                                  ==============
 Maximum offering price per share ($19.38 / 99.00%).........                              $19.58
                                                                                  ==============

*Redemption price per share is equal to net asset value less any applicable sales charge.
                       See Notes to Financial Statements.
 26

PAGE

MUTUAL DISCOVERY FUND
Financial Statements (continued)
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

Investment Income:
 (net of foreign taxes of $3,812,951)
 Dividends..................................................    $ 39,294,307
 Interest...................................................      12,700,016
                                                                ------------
      Total investment income...............................                    $ 51,994,323
                                                                                ------------
Expenses:
 Management fees (Note 3)...................................      13,567,495
 Administrative fees (Note 3)...............................       1,285,035
 Distribution fees (Note 3)
  Class A...................................................       1,395,195
  Class B...................................................           8,695
  Class C...................................................       2,592,685
 Transfer agent fees (Note 3)...............................       2,646,023
 Custodian fees.............................................         218,055
 Reports to shareholders....................................         227,280
 Registration and filing fees...............................          95,405
 Professional fees..........................................         139,940
 Directors' fees and expenses...............................          41,166
 Other......................................................         145,997
                                                                ------------
      Total expenses........................................                      22,362,971
      Expenses waived/paid by affiliate (Note 3)............                        (831,019)
                                                                                ------------
         Net expenses.......................................                      21,531,952
                                                                                ------------
            Net investment income...........................                      30,462,371
                                                                                ------------
Realized and unrealized gains:
 Net realized gain from:
  Investments...............................................      64,852,916
  Foreign currency transactions.............................      45,234,275
                                                                ------------
      Net realized gain.....................................                     110,087,191
 Net unrealized appreciation on:
  Investments...............................................     238,477,244
  Translation of assets and liabilities denominated in
    foreign currencies......................................      88,478,983
                                                                ------------
      Net unrealized appreciation...........................                     326,956,227
                                                                                ------------
Net realized and unrealized gain............................                     437,043,418
                                                                                ------------
Net increase in net assets resulting from operations........                    $467,505,789
                                                                                ============

                       See Notes to Financial Statements.
                                                                              27
PAGE

MUTUAL DISCOVERY FUND
Financial Statements (continued)
STATEMENTS OF CHANGES IN NET ASSETS

                                                                   SIX MONTHS
                                                                     ENDED
                                                                 JUNE 30, 1999            YEAR ENDED
                                                                  (UNAUDITED)          DECEMBER 31, 1998
                                                                ----------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................     $   30,462,371         $    83,978,267
  Net realized gain from investments and foreign currency
   transactions.............................................        110,087,191             164,704,672
  Net unrealized appreciation (depreciation) on investments
   and translation of assets and liabilities denominated in
   foreign currencies.......................................        326,956,227            (434,011,075)
                                                                ----------------------------------------
    Net increase (decrease) in net assets resulting from
      operations............................................        467,505,789            (185,328,136)

 Distributions to shareholders from:
  Net investment income:
   Class Z..................................................         (7,220,169)            (74,719,859)
   Class A..................................................         (2,327,993)            (20,468,910)
   Class B..................................................            (11,243)                     --
   Class C..................................................           (674,301)             (9,767,282)
  Net realized gains:
   Class Z..................................................        (26,183,701)           (138,830,937)
   Class A..................................................        (10,965,654)            (40,521,871)
   Class B..................................................            (47,719)                     --
   Class C..................................................         (7,083,584)            (25,858,757)

 Capital share transactions (Note 2):
   Class Z..................................................       (769,475,034)         (1,059,140,516)
   Class A..................................................       (132,605,990)            279,367,028
   Class B..................................................          3,712,455                      --
   Class C..................................................        (91,640,955)            236,895,123
                                                                ----------------------------------------
    Net decrease in net assets..............................       (577,018,099)         (1,038,374,117)

Net assets:
 Beginning of period........................................      3,937,752,772           4,976,126,889
                                                                ----------------------------------------
 End of period..............................................     $3,360,734,673         $ 3,937,752,772
                                                                ========================================

Distributions in excess of net investment income included in net assets:
 End of period..............................................     $  (24,817,246)        $   (45,045,911)
                                                                ========================================

                       See Notes to Financial Statements.
 28

PAGE

MUTUAL DISCOVERY FUND
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Discovery Fund (the Fund) is a separate, diversified series of Franklin Mutual Series Fund, Inc. (the Series Fund), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital appreciation by investing in small capitalization companies. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

d. SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as

                                                                              29
PAGE

MUTUAL DISCOVERY FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONT.) information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Series Fund are allocated among the funds comprising the Series Fund based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

e. FORWARD EXCHANGE CONTRACTS:

The Fund may enter into forward exchange contracts to hedge against foreign exchange risks. These contracts are valued daily and the Fund's equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

f. OPTION CONTRACTS:

Options purchased are recorded as investments; options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

g. CONTRACTS FOR DIFFERENCES:

Short contracts for differences are contracts entered into between a broker and the Fund under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a short sale of the underlying security taken place. Upon entering into short contracts for differences, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount ("initial margin"). Subsequent payments known as "variation margin", are made or received by the Fund periodically, depending on fluctuations in the value of the underlying security. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the contracts for difference and may realize a loss.

 30

PAGE

MUTUAL DISCOVERY FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)
h. SECURITIES SOLD SHORT:

The Fund is engaged in selling securities short, which obligates the Fund to replace a security borrowed. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit for the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short.

i. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL STOCK

The Fund offers four classes of shares: Class Z, Class A, Class B, and Class C shares. Effective January 1, 1999, Class I and Class II shares were renamed Class A and Class C, respectively, and a fourth class of shares, Class B was established. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class, and the exchange privilege of each class.

At June 30, 1999, there were 600 million shares authorized ($0.001 par value) of which 300 million, 100 million, 100 million, and 100 million were designated as Class Z, Class A, Class B and Class C, respectively. Transactions in the Fund's shares were as follows:

                                                              SIX MONTHS ENDED                         YEAR ENDED
                                                               JUNE 30, 1999                       DECEMBER 31, 1998
                                                        -------------------------------------------------------------------
                                                          SHARES          AMOUNT               SHARES           AMOUNT
                                                        -------------------------------------------------------------------
CLASS Z SHARES:
Shares sold...........................................    5,580,567    $ 101,857,381          25,432,957    $   499,887,354
Shares issued on reinvestment of distributions........    1,635,952       31,722,946          11,109,339        203,205,264
Shares redeemed.......................................  (50,798,678)    (903,055,361)        (96,260,843)    (1,762,233,134)
                                                        -------------------------------------------------------------------
Net decrease..........................................  (43,582,159)   $(769,475,034)        (59,718,547)   $(1,059,140,516)
                                                        ===================================================================

                                                                              31
PAGE

MUTUAL DISCOVERY FUND
Notes to Financial Statements (unaudited) (continued)

2. CAPITAL STOCK (CONT.)

                                                               SIX MONTHS ENDED                        YEAR ENDED
                                                                JUNE 30, 1999                      DECEMBER 31, 1998
                                                         -----------------------------------------------------------------
                                                           SHARES          AMOUNT               SHARES          AMOUNT
                                                         -----------------------------------------------------------------
CLASS A SHARES:
Shares sold............................................   20,397,860    $ 372,235,779          34,825,153    $ 677,130,211
Shares issued on reinvestment of distributions.........      634,736       12,249,176           3,160,927       56,769,299
Shares redeemed........................................  (28,621,624)    (517,090,945)        (24,829,893)    (454,532,482)
                                                         -----------------------------------------------------------------
Net increase (decrease)................................   (7,589,028)   $(132,605,990)         13,156,187    $ 279,367,028
                                                         =================================================================

                                                               SIX MONTHS ENDED
                                                                JUNE 30, 1999+
                                                         ----------------------------
                                                           SHARES          AMOUNT
                                                         ----------------------------
CLASS B SHARES:
Shares sold............................................      206,362    $   3,760,620
Shares issued on reinvestment of distributions.........        2,878           55,338
Shares redeemed........................................       (5,644)        (103,503)
                                                         ----------------------------
Net increase...........................................      203,596    $   3,712,455
                                                         ============================

                                                                SIX MONTHS ENDED                       YEAR ENDED
                                                                  JUNE 30, 1999                     DECEMBER 31, 1998
                                                           ---------------------------------------------------------------
                                                             SHARES         AMOUNT               SHARES         AMOUNT
                                                           ---------------------------------------------------------------
CLASS C SHARES:
Shares sold..............................................   2,058,593    $  37,181,553         16,896,047    $ 334,831,778
Shares issued on reinvestment of distributions...........     371,274        7,136,090          1,822,933       32,679,296
Shares redeemed..........................................  (7,652,626)    (135,958,598)        (7,286,338)    (130,615,951)
                                                           ---------------------------------------------------------------
Net increase (decrease)..................................  (5,222,759)   $ (91,640,955)        11,432,642    $ 236,895,123
                                                           ===============================================================

+Effective date of Class B shares was January 1, 1999.

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers and/or directors of Franklin Mutual Advisers, Inc. (Franklin Mutual) and Franklin Templeton Services, Inc. (FT Services), the Fund's investment manager and administrative manager, respectively. Franklin/Templeton Investor Services, Inc. (Investor Services) and Franklin/Templeton Distributors, Inc. (Distributors), are the Fund's transfer agent and principal underwriter, respectively.

The Fund pays an investment management fee to Franklin Mutual of .80% per year of the average daily net assets of the Fund. Franklin Mutual agreed, through June 30, 2000, to limit the expense ratio of the Fund to be no higher than expected for the Fund's 1996 fiscal year, except that increases in expenses will be permitted if the Fund's Board of Directors determines that such expenses would have been higher had the merger between Franklin Mutual and the Fund's former investment adviser not taken place. This expense limitation does not include items such as litigation

 32

PAGE

MUTUAL DISCOVERY FUND
Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)
expenses, interest, taxes, insurance, brokerage commissions, and expenses of an extraordinary nature. The expense reduction is set forth in the Statement of Operations.

The Fund pays its allocated share of an administrative fee to FT Services based on the Series Fund's aggregated average daily net assets as follows:


ANNUALIZED
 FEE RATE     AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million up to and including $700 million
0.10%         Over $700 million up to and including $1.2 billion
0.075%        Over $1.2 billion


The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to .35%, 1.00% and 1.00% per year of the average daily net assets of Class A, Class B and Class C shares, respectively. Distributors received net commissions from sales of Fund shares and received contingent deferred sales charges for the period of $106,584 and $494,181 respectively.

4. INCOME TAXES

At June 30, 1999, the unrealized appreciation based on the cost of investments for income tax purposes of $2,720,400,252 was as follows:


Unrealized appreciation.....................................  $ 610,293,564
Unrealized depreciation.....................................   (157,375,483)
                                                              -------------
Net unrealized appreciation.................................  $ 452,918,081
                                                              =============


Net investment income and net realized capital gains differ for financial statement and tax purposes primarily due to differing treatments of passive foreign investment companies and foreign currency transactions.

                                                                              33
PAGE

MUTUAL DISCOVERY FUND
Notes to Financial Statements (unaudited) (continued)

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 1999 aggregated $1,163,813,506 and $2,048,089,097, respectively.

Transactions in options written during the six months ended June 30, 1999 were as follows:

                                                                   NUMBER
                                                                OF CONTRACTS        PREMIUM
                                                                ----------------------------
Options Outstanding at December 30, 1998....................         189           $  46,106
Options written.............................................         275             110,971
Options expired.............................................        (392)           (128,593)
Options terminated in closing transactions..................         (72)            (28,484)
Options exercised...........................................           0                   0
                                                                ----------------------------
Options outstanding June 30, 1999...........................           0           $       0
                                                                ============================

6. RESTRICTED SECURITIES

The Fund may purchase securities through a private offering that generally cannot be sold to the public without prior registration under the Securities Act of 1933. The costs of registering such securities are paid by the issuer. Restricted securities held at June 30, 1999 are as follows:

NUMBER OF SHARES OR                                                                    ACQUISITION
 PRINCIPAL AMOUNT                                 ISSUER                                  DATE           VALUE
-----------------------------------------------------------------------------------------------------------------
     9,907,183         Canary Wharf Group PLC......................................      5/06/99      $56,077,510
     1,670,390         Cape Ann Investors, LLC.....................................      9/09/97          658,802
           500         Distribution Systems SpA....................................      9/27/96           20,669
     5,150,000         Golden Ocean Group Ltd., 10.00%, 8/31/01....................      8/26/97          566,500
         2,110         Golden Ocean Group Ltd., wts., 8/31/01......................      8/26/97                0
     8,405,522         Hancock LLC.................................................      3/06/97        8,405,522
       991,833         Laser Mortgage Management Inc. .............................     11/26/97        3,409,426
        69,056         MWCR Elettronica SRL........................................      9/27/95           69,056
    13,505,313         MWCR LLC....................................................      2/21/95       14,999,001
       304,500         Security Capital European Realty............................      4/08/98        5,276,132
           500         Sweda Industrie Elettroniche SpA............................      9/27/96           20,669
                                                                                                      -----------
TOTAL RESTRICTED SECURITIES (COST $44,292,063) (2.66% OF NET ASSETS)...............                   $89,503,287
                                                                                                      ===========

 34

PAGE

MUTUAL DISCOVERY FUND
Notes to Financial Statements (unaudited) (continued)

7. INVESTMENT IN AFFILIATES

The Investment Company Act of 1940 defines "affiliated persons" to include any persons, such as the Fund, that owns 5% or more of the outstanding voting securities of another person. Investments in "affiliated persons" at June 30, 1999, were $82,149,518. For the six months ended June 30, 1999, dividend income from "affiliated persons" was $1,401,085 and net realized losses from the disposition of "affiliated persons" were $30,399,221.


                                    NUMBER OF                                 NUMBER OF                     DIVIDEND INCOME
                                   SHARES HELD      GROSS        GROSS       SHARES HELD        VALUE           1/1/99-
NAME OF ISSUER                    DEC. 31, 1998   ADDITIONS   REDUCTIONS    JUNE 30, 1999   JUNE 30, 1999       6/30/95
---------------------------------------------------------------------------------------------------------------------------
CONTROLLED AFFILIATES*
Distribution Systems SpA........          500           --            --            500      $    20,669              --
Hancock LLC.....................    8,426,332           --       (20,810)     8,405,522        8,405,522              --
MB-Motori LLC...................      557,863           --      (557,863)            --               **              --
MSCW Investors II, LLC..........   10,438,000           --    (10,438,000)           --               **              --
MWCR Elettronica SRL............       69,056           --            --         69,056           69,056              --
MWCR LLC........................   13,505,313           --            --     13,505,313       14,999,001              --
Sweda Industrie Elettroniche
 SpA............................          500           --            --            500           20,669              --
                                                                                            -------------------------------
TOTAL CONTROLLED AFFILIATES.....                                                             $23,514,917              --
                                                                                            ===============================
NON-CONTROLLED AFFILIATES
Alma Media OYJ, Series 2........      746,700           --      (746,700)            --               **      $  160,424
Corporate Services Group PLC,
 A..............................   17,697,482           --    (7,077,500)    10,619,982               **              --
DT Industries Inc. .............    1,343,530           --      (412,000)       931,530      $ 8,558,432          41,455
First Union Real Estate Equity &
 Mtg. Investments, SBI..........    2,600,732           --    (2,600,732)            --               **              --
Invik & Co., AB, B..............      250,724      159,092            --        409,816       24,077,052              --
Laser Mortgage Management
 Inc. ..........................    1,141,933           --      (150,100)       991,833        3,409,426              --
LNR Property Corp. .............      954,100      638,100    (1,592,200)            --               **              --
LNR Property Corp., B...........      638,100           --      (638,100)            --               **           9,213
North Central Bancshares
 Inc. ..........................      178,000           --      (178,000)            --               **              --
Tecnost Mael SpA................    3,821,000     1,676,780   (3,864,700)     1,633,080               **              --
TT Group PLC....................   10,726,480     2,950,000   (3,021,200)    10,655,280       22,589,691       1,189,993
Veritas DGC Inc. ...............    2,108,700           --    (2,108,700)            --               **              --
                                                                                            -------------------------------
TOTAL NON-CONTROLLED
 AFFILIATES.....................                                                             $58,634,601      $1,401,085
                                                                                            ===============================

                                    REALIZED
                                     CAPITAL
NAME OF ISSUER                    GAIN/(LOSSES)
--------------------------------  -------------
CONTROLLED AFFILIATES*
Distribution Systems SpA........            --
Hancock LLC.....................            --
MB-Motori LLC...................  $    191,306
MSCW Investors II, LLC..........     1,753,010
MWCR Elettronica SRL............            --
MWCR LLC........................            --
Sweda Industrie Elettroniche
 SpA............................            --
                                  ------------
TOTAL CONTROLLED AFFILIATES.....  $  1,944,316
                                  ============
NON-CONTROLLED AFFILIATES
Alma Media OYJ, Series 2........  $  8,090,607
Corporate Services Group PLC,
 A..............................    (8,090,426)
DT Industries Inc. .............    (8,159,784)
First Union Real Estate Equity &
 Mtg. Investments, SBI..........    (4,307,366)
Invik & Co., AB, B..............            --
Laser Mortgage Management
 Inc. ..........................    (1,506,315)
LNR Property Corp. .............      (552,311)
LNR Property Corp., B...........            --
North Central Bancshares
 Inc. ..........................       131,363
Tecnost Mael SpA................     1,348,809
TT Group PLC....................    (6,774,160)
Veritas DGC Inc. ...............   (12,523,954)
                                  ------------
TOTAL NON-CONTROLLED
 AFFILIATES.....................  $(32,343,537)
                                  ============


 * Issuer in which the Fund owns 25% of more of the outstanding voting securities.
** As of June 30, 1999, no longer an affiliate.

8. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

The Fund has been a party to financial instruments with off-balance sheet risk, primarily forward exchange contracts in order to minimize the impact on the Fund from adverse changes in the relationship between the functional currency and the foreign currencies and interest rates. These instruments involve market risk in excess of the amount recognized on the Statement of Assets and Liabilities. Some of these risks have been minimized by offsetting contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts, future movement in currency values and interest rates and contract positions that are not exact offsets. The contract amount indicates the extent of the Fund's involvement in such contracts.

                                                                              35
PAGE

MUTUAL DISCOVERY FUND
Notes to Financial Statements (unaudited) (continued)

8. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK (CONT.)
A forward exchange contract is an agreement between two parties to exchange different currencies at a specific rate at an agreed future date. At June 30, 1999, the Fund has outstanding forward exchange contracts for the sale of currencies as set out below. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the day of entry into the contract.

As of June 30, 1999, the Fund had the following forward exchange contracts outstanding:

                                                                                        IN         SETTLEMENT         UNREALIZED
                                                                                   EXCHANGE FOR       DATE            GAIN/(LOSS)
CONTRACTS TO BUY:                                                                 -----------------------------------------------
------------------
     86,289,000     Swedish Krona.........................................  U.S.  $   10,000,000     7/21/99    U.S.  $   162,395
      4,000,000     Canadian Dollars......................................             2,665,060     8/31/99               70,534
     79,886,110     Norwegian Krona.......................................            10,050,000     9/10/99               75,881
                                                                                  --------------                      -----------
                                                                            U.S.  $   22,715,060                          308,810
                                                                                  ==============                      -----------
CONTRACTS TO SELL:
------------------
     25,226,582     European Unit.........................................  U.S.  $   29,028,635     7/19/99            2,976,712
     33,636,882     British Pounds........................................            55,702,676     7/20/99            2,675,537
    257,843,880     Swedish Krona.........................................            33,533,824     7/21/99            3,167,132
     28,324,216     British Pounds........................................            46,131,966     8/17/99            1,470,635
    450,317,946     Swedish Krona.........................................            57,365,343     8/17/99            4,241,703
    111,312,586     European Unit.........................................           123,791,700     8/31/99            8,456,929
    102,956,819     European Unit.........................................           112,381,404     9/10/99            5,619,152
    238,592,730     Norwegian Krona.......................................            30,566,684     9/10/99              324,111
    115,540,956     Swiss Franc...........................................            79,590,794     9/10/99            4,634,581
    155,553,928     Swedish Krona.........................................            19,248,900     9/15/99              863,871
    316,325,412     Swedish Krona.........................................            38,868,768     9/20/99            1,469,629
  7,255,098,865     Japanese Yen..........................................            62,061,906     9/24/99            1,339,789
    109,329,329     European Unit.........................................           118,807,599    10/12/99            5,148,174
    518,790,349     Swedish Krona.........................................            63,318,420    10/19/99            1,860,030
    192,802,312     Danish Krona..........................................            27,906,882    10/27/99              884,897
    141,773,402     European Unit.........................................           159,735,527    10/27/99           12,171,651
     17,934,483     Canadian Dollars......................................            12,313,022    10/29/99               37,693
     28,410,030     British Pounds........................................            46,300,182    11/16/99            1,448,701
     45,307,206     New Zealand Dollar....................................            25,436,598    11/17/99            1,349,036
    465,003,373     Swedish Krona.........................................            59,384,441    11/17/99            4,187,086
     51,775,936     European Unit.........................................            55,012,667    11/29/99              980,579
     50,347,182     British Pounds........................................            81,018,396    12/15/99            1,497,482
     87,704,169     European Unit.........................................            92,801,636    12/17/99            1,144,498
     52,486,902     British Pounds........................................            85,186,242    12/20/99            2,279,125
     85,250,000     British Pounds........................................           137,423,000     1/16/00            2,706,324
     21,772,702     British Pounds........................................            35,224,863     5/22/00              762,643
                                                                                  --------------                      -----------
                                                                            U.S.  $1,688,142,075                       73,697,700
                                                                                  ==============                      -----------
         Unrealized gain on forward exchange contracts....................                                             74,006,510
                                                                                                                      -----------

 36

PAGE

MUTUAL DISCOVERY FUND
Notes to Financial Statements (unaudited) (continued)

8. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK (CONT.)

                                                                                        IN         SETTLEMENT         UNREALIZED
                                                                                   EXCHANGE FOR       DATE            GAIN/(LOSS)
CONTRACTS TO BUY:                                                                 -----------------------------------------------
------------------
     33,120,500     British Pounds........................................  U.S.  $   54,016,089     7/20/99    U.S.  $(1,803,003)
     39,707,547     Swedish Krona.........................................             4,692,454     7/21/99              (29,591)
     25,130,371     British Pounds........................................            40,691,071     8/17/99           (1,065,762)
    113,461,469     Norwegian Krona.......................................            14,465,658     9/10/99              (88,279)
     14,000,000     Danish Krona..........................................             2,018,163    10/27/99              (56,010)
      2,000,000     Canadian Dollars......................................             1,369,582    10/29/99                 (674)
      5,875,098     British Pounds........................................             9,520,596    11/16/99             (245,462)
                                                                                  --------------                      -----------
                                                                            U.S.  $  126,773,613                       (3,288,781)
                                                                                  ==============                      -----------
CONTRACTS TO SELL:
------------
        319,213     Canadian Dollars......................................  U.S.  $      211,820     7/13/99               (6,337)
     12,736,424     Canadian Dollars......................................             8,476,539     8/31/99             (233,882)
    121,806,171     Norwegian Krona.......................................            15,356,300     9/10/99              (83,114)
  1,146,451,073     Japanese Yen..........................................             9,482,287     9/24/99             (113,025)
     15,898,374     Canadian Dollars......................................            10,858,227    10/29/99              (23,479)
     13,948,291     Swedish Krona.........................................             1,649,534    11/17/99               (6,172)
                                                                                  --------------                      -----------
                                                                            U.S.  $   46,034,707                         (466,009)
                                                                                  ==============                      -----------
         Unrealized loss on forward exchange contracts....................                                             (3,754,790)
                                                                                                                      -----------
           Net unrealized gain on forward exchange contracts..............                                      U.S.  $70,251,720
                                                                                                                      ===========

                                                                              37
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SEMIANNUAL REPORT

CHAIRMAN OF THE BOARD
Michael F. Price

OFFICERS
Peter A. Langerman
Robert L. Friedman
Jeffrey Altman
Raymond Garea
David E. Marcus
Larry Sondike
David Winters

INVESTMENT MANAGER
Franklin Mutual Advisers, Inc.
51 John F. Kennedy Parkway
Short Hills, NJ 07078

DISTRIBUTOR
Franklin/Templeton Distributors, Inc.
1-800-DIAL-BEN(R)
www.franklin-templeton.com

SHAREHOLDER SERVICES
1-800-632-2301 - (Class A, B, & C)
1-800-448-FUND - (Class Z)

FUND INFORMATION
1-800-342-5236


This report must be preceded or accompanied by the current Mutual Discovery Fund prospectus, which contains more complete information including risk factors, charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.


477 S99 08/99                         [RECYCLE SYMBOL] Printed on recycled paper